July 26, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Aberdeen Funds
Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission Post-Effective Amendment No. 48 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 50 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The purpose of this Amendment is to reflect certain changes to certain series of the Trust.

The Board of Trustees of the Trust approved (1) changes to the investment objectives and investment strategies of Aberdeen Optimal Allocations Fund: Moderate Growth, Aberdeen Optimal Allocations Fund: Moderate and Aberdeen Optimal Allocations Fund: Specialty and (2) name changes of the Aberdeen Optimal Allocations Fund: Moderate Growth to Aberdeen Dynamic Allocation Fund, the Aberdeen Optimal Allocations Fund: Moderate to the Aberdeen Diversified Income Fund, and Aberdeen Optimal Allocations Fund: Specialty to Aberdeen Diversified Alternatives Fund.  The changes reflected in this Amendment will become effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act on September 24, 2012.

Any questions or comments on the Amendment should be directed to Elliot Gluck of Willkie Farr & Gallagher LLP at (212) 728-8138, counsel to the Trust, or the undersigned at (215) 405-5770.

Very truly yours,
/s/ Lucia Sitar
Lucia Sitar

Enclosures

cc:	Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
Elliot Gluck, Esq., Willkie Farr & Gallagher LLP
Joseph Andolina, Esq., Aberdeen Asset Management Inc.

Aberdeen Asset Management Inc

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700  Fax: (215) 405-2385

Aberdeen Asset Management Inc is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group Companies.